Net Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
Computation of Net Capital under Securities and Exchange Commission Regulation
The table below provides the net capital requirements for those broker-dealers which were either under the control of the Company or under common control as of December 31, 2013 and December 31, 2012 (in thousands, except ratios).

	December 31, 2013	December 31, 2012
Realty Capital Securities:
Net capital	$25,627	$3,420
Required net capital	1,294	700
Net capital in excess of required net capital	$24,333	$2,720
Aggregate indebtedness to net capital ratio	0.76 to 1	3.07 to 1
First Allied Securities, Inc. (alternative method)(2):
Net capital	$4,777
Required net capital	250
Net capital in excess of required net capital	$4,527
Net capital as a percentage of aggregate debit items evaluation	in compliance(1)
Legend Equities Corporation(2):
Net capital	$2,684
Required net capital	224
Net capital in excess of required net capital	$2,460
Aggregate indebtedness to net capital ratio	1.25 to 1
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(1) The entity was determined to be in compliance as of the date stated as its net capital was in excess of the minimum $250,000.
(2) The entity was not under the control of, or under common control with, the Company as of December 31, 2012.